Summary of Significant Accounting Policies - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2023
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	3 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (Years)	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Estimated Useful Life (Years)	Shorter of useful life or term of associated lease